UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2021

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund and the Russell 2000 Value Index (the benchmark) for trailing periods ending April 30, 2021, were as follows:

	6-Months Trailing	1 Year	3 Years	5 Years	Since Inception
LSV Small Cap Value Fund, Institutional Class Shares*
	60.90%	81.92%	6.92%	9.48%	10.54%

Benchmark:
Russell 2000 Value Index	59.16%	78.96%	11.68%	13.54%	11.16%

Broad Market:
Russell 2000 Index	48.05%	74.91%	15.23%	16.48%	13.33%

*Month Ended April 30, 2021.

Institutional Class Shares performance as of 3/31/21: 105.07% (1 year), 9.11% (5 year) and 10.26% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 2/28/13.

U.S. equities rallied over the prior six month period as the announcement of three effective COVID-19 vaccine candidates in November 2020 and meaningful fiscal stimulus eclipsed any Presidential election or near-term economic concerns, sparking a risk-on move in markets as the end of the pandemic is now in sight. The $1.9 trillion fiscal stimulus plan that passed in March 2021 coupled with a further promise of $2 trillion in infrastructure spending and re-opening hopes led to a meaningful sell-off in nominal bonds as well as a broad-based rotation in equities in favor of cyclical value and small cap stocks. The S&P 500 was up 28.86% (in USD). Small cap stocks significantly outperformed large caps over the period as the Russell 1000 was up 30.03% while the Russell 2000 was up 48.06% (both in USD). From a style perspective, there was a change in market leadership over the period as value stocks (as measured by the Russell Indices) outperformed growth stocks—the Russell 2000 Value Index was up 59.16% while the Russell 2000 Growth Index was up 37.83% (both in USD). The LSV Small Cap Value Equity Fund, Institutional Class Shares, was up 60.90% for the period. From a sector perspective, Energy, Consumer Discretionary and Materials stocks outperformed while the Utilities, Consumer Staples and Health Care sectors lagged.

The positive vaccine news, coupled with news of additional fiscal stimulus over the period prompted a shift in market leadership away from ‘growth’ stocks that had fared well throughout the pandemic and into ‘value’ stocks. The Fund rebounded strongly amidst the rotation on the back of the ‘re-opening’ trade. Attribution analysis indicates that both stock and sector selection contributed positively to relative returns over the period. Stock selection relative gains largely came from the outperformance of holdings within the Financials and Real Estate sectors as deep value names in the Regional Banks and Health Care REITs industries performed particularly well over the period. From a sector perspective, relative gains primarily came from our underweight positions in the Utilities and Health Care sectors as well as our overweight to Consumer Discretionary stocks. Top contributors for the period included our overweight positions in Atkore, Entercom Communications, AMC Networks, Genesco, Wesco, Capri Holdings and Louisiana-Pacific. Not owning Arena Pharmaceuticals, PNM Resources and Brookfield Renewable also added value. The main individual detractors included not owning GameStop and Novavax. Overweight positions in Atlas Air, National Fuel Gas Co, Innoviva and Meritor also detracted.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 11.9x forward earnings compared to 19.1x for the Russell 2000 Value Index, 1.6x book compared to 1.8x for the value benchmark and 9.9x cash flow compared to 18.6x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials and Information Technology sectors while underweight Energy and Real Estate stocks.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2021	(Unaudited)

Sector Weightings†:

†	Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (1.5%)
Curtiss-Wright	12,100	$1,548
Moog, Cl A	32,500	2,813
Vectrus*	31,600	1,654

		6,015

Agricultural Products (0.8%)
Ingredion	36,900	3,447

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings*	43,500	2,954
Park-Ohio Holdings	16,500	599

		3,553

Aircraft (1.0%)
Hawaiian Holdings	47,000	1,180
JetBlue Airways*	88,600	1,804
SkyWest*	22,200	1,103

		4,087

Apparel Retail (1.8%)
Foot Locker	45,600	2,689
Genesco*	44,800	2,240
Guess?	31,000	838
Shoe Carnival	27,600	1,655

		7,422

Apparel, Accessories & Luxury Goods (0.5%)
G-III Apparel Group*	60,400	1,962

Apparel/Textiles (0.5%)
Capri Holdings*	39,695	2,186

Application Software (0.3%)
Avaya Holdings*	40,900	1,177

Asset Management & Custody Banks (3.0%)
BlackRock Capital Investment	196,140	763

LSV Small Cap Value Fund

	Shares	Value (000)
Asset Management & Custody Banks (continued)
Brightsphere Investment Group	127,800	$2,877
Federated Investors, Cl B	38,900	1,120
FS KKR Capital	84,300	1,752
New Mountain Finance	50,400	663
Oaktree Specialty Lending	194,524	1,295
PennantPark Investment	195,900	1,291
Prospect Capital	129,300	1,041
Sixth Street Specialty Lending	64,300	1,433

		12,235

Automotive (2.7%)
American Axle & Manufacturing Holdings*	225,800	2,095
Cooper Tire & Rubber	33,000	1,881
Dana	152,800	3,866
Modine Manufacturing*	101,800	1,657
Winnebago Industries	19,200	1,535

		11,034

Automotive Retail (1.9%)
Camping World Holdings, Cl A	33,700	1,467
Group 1 Automotive	18,300	3,004
Penske Automotive Group	18,400	1,614
Sonic Automotive, Cl A	35,608	1,757

		7,842

Banks (16.7%)
Associated Banc-Corp	172,900	3,785
Bank of NT Butterfield & Son	45,500	1,784
BankUnited	67,700	3,155
Berkshire Hills Bancorp	4,400	98
Camden National	33,100	1,579
Cathay General Bancorp	44,100	1,785
Federal Agricultural Mortgage, Cl C	20,369	2,095
Financial Institutions	43,990	1,405
First Busey	50,100	1,251
First Commonwealth Financial	148,900	2,158
First Horizon National	302,600	5,534
First Midwest Bancorp	110,700	2,321
Flagstar Bancorp	40,000	1,862
Flushing Financial	77,000	1,792
FNB	241,500	3,113
Fulton Financial	109,800	1,872
Great Southern Bancorp	19,352	1,092
Great Western Bancorp	55,500	1,834
Hancock Whitney	65,500	3,029
Hanmi Financial	72,400	1,470
Hilltop Holdings	57,800	2,035
HomeStreet	29,300	1,197
Hope Bancorp	169,200	2,540

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Banks (continued)
Horizon Bancorp	65,642	$1,204
International Bancshares	23,400	1,109
Lakeland Bancorp	104,000	1,885
OFG Bancorp	97,200	2,303
Old National Bancorp	76,665	1,449
Peoples Bancorp	48,605	1,625
Popular	28,500	2,108
Republic Bancorp, Cl A	5,330	239
Synovus Financial	90,100	4,222
TCF Financial	5,900	269
Walker & Dunlop	17,174	1,904
Zions Bancorp	28,000	1,562

		68,665

Biotechnology (1.5%)
Ironwood Pharmaceuticals, Cl A*	144,300	1,593
United Therapeutics*	15,300	3,084
Vanda Pharmaceuticals*	91,100	1,512

		6,189

Broadcasting (0.8%)
Entercom Communications, Cl A	354,200	1,715
Gray Television	84,900	1,725

		3,440

Building & Construction (4.1%)
American Woodmark*	15,920	1,583
Apogee Enterprises	35,900	1,261
Builders FirstSource*	28,100	1,368
KB Home	48,500	2,339
MDC Holdings	37,476	2,198
Meritage Homes*	21,100	2,245
Toll Brothers	52,500	3,292
TRI Pointe Group*	109,900	2,618

		16,904

Cable & Satellite (0.3%)
MSG Networks*	66,700	1,059

Chemicals (1.2%)
AdvanSix*	52,900	1,538
Chemours	75,066	2,267
Ingevity*	14,140	1,104

		4,909

Commercial Printing (0.7%)
Deluxe	31,900	1,404
Ennis	60,900	1,262
Quad	72,400	261

		2,927

Commercial Services (1.1%)
CSG Systems International	36,300	1,670

LSV Small Cap Value Fund

	Shares	Value (000)
Commercial Services (continued)
Sykes Enterprises*	66,900	$2,932

		4,602

Commodity Chemicals (2.0%)
Cabot	51,500	2,826
Koppers Holdings*	57,637	1,916
Orion Engineered Carbons*	39,900	792
Tredegar	49,900	730
Trinseo	29,300	1,814

		8,078

Computers & Services (0.2%)
DHI Group*	248,300	725

Construction & Engineering (1.2%)
EMCOR Group	20,657	2,474
Primoris Services	73,200	2,391

		4,865

Consumer Finance (0.3%)
Aaron’s Holdings	22,000	1,121

Data Processing & Outsourced Services (0.5%)
Concentrix*	14,000	2,175

Diversified REIT’s (0.7%)
American Assets Trust	42,400	1,486
Global Net Lease	62,600	1,202

		2,688

Electrical Components & Equipment (2.2%)
Atkore International Group*	62,100	4,861
Energizer Holdings	49,500	2,440
Regal Beloit	11,700	1,690

		8,991

Electronic Equipment & Instruments (0.0%)
OSI Systems*	1,542	149

Financial Services (1.7%)
Arbor Realty Trust	116,631	2,062
Navient	185,200	3,117
Regional Management	45,300	1,754

		6,933

Food Distributors (0.3%)
SpartanNash	57,800	1,120

Food Retail (0.6%)
Sprouts Farmers Market*	90,800	2,325

Food, Beverage & Tobacco (0.5%)
Universal	34,100	1,918

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Forest Products (0.7%)
Louisiana-Pacific	41,900	$2,760

Gas/Natural Gas (0.9%)
National Fuel Gas	75,800	3,764

General Merchandise Stores (0.5%)
Big Lots	31,900	2,199

Health Care Services (0.3%)
MEDNAX*	49,637	1,307

Health Care Distributors (0.4%)
Patterson	57,200	1,838

Health Care Facilities (0.8%)
Select Medical Holdings*	89,400	3,372

Health Care REIT’s (1.2%)
Industrial Logistics Properties Trust	85,200	2,113
Sabra Health Care	144,700	2,629

		4,742

Health Care Technology (0.1%)
Computer Programs and Systems	17,900	537

Homefurnishing Retail (0.5%)
Aaron’s	11,000	340
Haverty Furniture	37,700	1,752

		2,092

Hotel & Resort REIT’s (0.8%)
DiamondRock Hospitality*	122,900	1,281
Service Properties Trust	65,100	802
Xenia Hotels & Resorts*	53,600	1,041

		3,124

Hotels, Resorts & Cruise Lines (0.5%)
Travel + Leisure	34,100	2,201

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	68,900	1,978

Human Resource & Employment Services (0.8%)
Kelly Services, Cl A*	64,600	1,618
Kforce	29,000	1,625

		3,243

Industrial Machinery (0.5%)
Hillenbrand	40,900	2,008

Industrial REITs (0.4%)
Plymouth Industrial REIT	84,800	1,581

LSV Small Cap Value Fund

	Shares	Value (000)
Insurance (4.7%)
American Equity Investment Life Holding	95,800	$2,968
American Financial Group	19,880	2,442
Assured Guaranty	35,600	1,810
Axis Capital Holdings	31,500	1,758
CNO Financial Group	180,700	4,613
Hanover Insurance Group	21,660	2,996
Heritage Insurance Holdings	7,160	65
MGIC Investment	141,400	2,155
Universal Insurance Holdings	54,674	763

		19,570

Interactive Media & Services (0.3%)
Cars.com*	101,400	1,340

Internet & Direct Marketing Retail (0.4%)
Qurate Retail	143,500	1,708

Leasing & Renting (1.6%)
CAI International	43,400	1,847
Textainer Group Holdings*	76,800	1,967
Triton International	58,600	2,940

		6,754

Machinery (2.7%)
AGCO	23,200	3,385
Hyster-Yale Materials Handling	996	80
Meritor*	74,800	2,022
Oshkosh	19,700	2,451
Timken	26,000	2,181
Wabash National	54,100	953

		11,072

Media & Entertainment (1.3%)
AMC Networks, Cl A*	57,700	2,901
TEGNA	125,800	2,524

		5,425

Metal & Glass Containers (2.4%)
Greif, Cl A	83,000	5,022
O-I Glass, Cl I*	130,300	2,149
Silgan Holdings	62,700	2,644

		9,815

Mortgage REIT’s (1.6%)
Apollo Commercial Real Estate Finance	54,000	821
MFA Financial	241,800	1,064
New York Mortgage Trust	260,600	1,196
PennyMac Mortgage Investment Trust	86,300	1,730
Redwood Trust	113,200	1,258

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Mortgage REIT’s (continued)
Western Asset Mortgage Capital	141,700	$448

		6,517

Motorcycle Manufacturers (0.4%)
Harley-Davidson	37,200	1,799

Multi-line Insurance (0.4%)
American National Group	15,500	1,757

Multi-Utilities (0.8%)
MDU Resources Group	100,600	3,366

Office Equipment (1.0%)
ACCO Brands	165,100	1,417
Herman Miller	37,700	1,564
Knoll	7,057	169
Steelcase, Cl A	77,500	1,069

		4,219

Office REITs (1.8%)
Brandywine Realty Trust	129,200	1,748
City Office	90,600	991
Franklin Street Properties	150,600	795
Kite Realty Group Trust	129,400	2,693
Office Properties Income Trust	41,700	1,157

		7,383

Packaged Foods & Meats (0.5%)
B&G Foods	63,800	1,862

Personal Products (0.7%)
Edgewell Personal Care	36,900	1,410
Nu Skin Enterprises, Cl A	29,900	1,580

		2,990

Petroleum & Fuel Products (1.0%)
PBF Energy, Cl A*	55,100	781
Southwestern Energy*	439,000	1,875
World Fuel Services	51,331	1,588

		4,244

Pharmaceuticals (1.3%)
Innoviva*	155,800	1,784
Lannett*	55,200	241
Prestige Consumer Healthcare*	43,100	1,878
Supernus Pharmaceuticals*	54,100	1,647

		5,550

Property & Casualty Insurance (0.4%)
Mercury General	27,400	1,706

LSV Small Cap Value Fund

	Shares	Value (000)
Regional Banks (1.5%)
Dime Community Bancshares	29,354	$972
Investors Bancorp	167,700	2,455
Simmons First National, Cl A	96,100	2,739

		6,166

Residential REIT’s (0.2%)
Preferred Apartment Communities, Cl A	99,700	1,017

Retail (1.6%)
Dick’s Sporting Goods	27,600	2,279
Ingles Markets, Cl A	32,800	2,010
Sally Beauty Holdings*	105,800	2,124

		6,413

Retail REIT’s (0.4%)
Retail Value	290	5
SITE Centers	98,050	1,446
Washington Prime Group*	25,067	62

		1,513

Rubber & Plastic (0.4%)
Tupperware Brands*	72,500	1,767

Semi-Conductors/Instruments (4.4%)
Amkor Technology	167,600	3,389
Benchmark Electronics	49,600	1,489
Cirrus Logic*	8,800	655
Diodes*	13,600	1,045
Jabil	31,500	1,651
Methode Electronics	72,600	3,262
Sanmina*	52,400	2,140
TTM Technologies*	124,000	1,860
Vishay Intertechnology	70,500	1,732
Vishay Precision Group*	28,800	918

		18,141

Specialized Consumer Services (0.8%)
Carriage Services, Cl A	33,300	1,238
H&R Block	100,900	2,246

		3,484

Specialized REIT’s (0.7%)
Chatham Lodging Trust*	53,000	735
CoreCivic	106,600	828
CorEnergy Infrastructure Trust	80,400	487
Hersha Hospitality Trust, Cl A	75,400	872

		2,922

Specialty Stores (0.6%)
Office Depot	57,130	2,310

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Steel & Steel Works (1.0%)
Commercial Metals	49,800	$1,455
Warrior Met Coal	53,800	853
Worthington Industries	26,300	1,716

		4,024

Systems Software (0.4%)
Progress Software	24,500	1,070
Xperi Holding	32,900	676

		1,746

Technology Distributors (0.8%)
ScanSource*	48,700	1,472
SYNNEX	16,200	1,964

		3,436

Telephones & Telecommunications (0.8%)
Ciena*	21,800	1,100
NETGEAR*	53,900	2,006

		3,106

Thrifts & Mortgage Finance (0.8%)
Premier Financial	33,600	1,061
Radian Group	98,200	2,420

		3,481

Trading Companies & Distributors (0.8%)
Rush Enterprises, Cl A	24,500	1,209
WESCO International*	24,300	2,229

		3,438

Trucking (0.3%)
ArcBest	18,547	1,350

LSV Small Cap Value Fund

	Shares	Value (000)
Wireless Telecommunication Services (0.3%)
Telephone & Data Systems	61,500	$1,413

TOTAL COMMON STOCK (Cost $341,414)		410,294

	Face Amount (000)
Repurchase Agreement (0.6%)
South Street Securities 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $2,529 (collateralized by various U.S. Treasury Notes, ranging in par value $651 - $1,849, 1.750% - 2.125%, 08/15/21 -05/15/23; total market value $2,580)	$2,529	2,529

TOTAL REPURCHASE AGREEMENT
(Cost $2,529)		2,529

Total Investments – 100.1% (Cost $343,943)		$412,823

Percentages are based on Net Assets of $ 412,225(000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$410,294	$—	$—	$410,294
Repurchase Agreement	—	2,529	—	2,529

Total Investments in Securities	$410,294	$2,529	$—	$412,823

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2021	(Unaudited)

LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $343,943)	$412,823
Receivable for Capital Shares Sold	678
Dividends and Interest Receivable	130
Receivable for Investment Securities Sold	24
Prepaid Expenses	29
Total Assets	413,684
Liabilities:
Payable for Fund Shares Redeemed	1,061
Payable due to Investment Adviser	237
Payable for Investment Securities Purchased	82
Payable due to Administrator	17
Payable due to Distributor	13
Payable due to Trustees	3
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	45
Total Liabilities	1,459
Net Assets	$412,225

Net Assets Consist of:
Paid-in Capital	$388,264
Total distributable gain	23,961
Net Assets	$412,225

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($343,074 ÷ 20,722,659 shares)(1)	$16.56

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($69,151 ÷ 4,194,295 shares)(1)	$16.49

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2021	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$4,259
Interest Income	1
Foreign Taxes Withheld	(4)
Total Investment Income	4,256
Expenses:
Investment Advisory Fees	1,186
Administration Fees	94
Distribution Fees - Investor Class	67
Trustees’ Fees	7
Chief Compliance Officer Fees	1
Transfer Agent Fees	30
Printing Fees	21
Registration and Filing Fees	20
Professional Fees	19
Custodian Fees	11
Insurance and Other Fees	10
Total Expenses	1,466
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	1,466
Net Investment Income	2,790
Net Realized Gain on Investments	3,634
Net Change in Unrealized Appreciation (Depreciation) on Investments	141,098
Net Realized and Unrealized Gain on Investments	144,732
Net Increase in Net Assets Resulting from Operations	$147,522

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2021 (Unaudited) and for the year ended October 31, 2020

	LSV Small Cap Value Fund
	11/1/2020 to 04/30/2021	11/1/2019 to 10/31/2020
Operations:
Net Investment Income	$2,790	$5,148
Net Realized Gain (Loss) on Investments	3,634	(48,367)
Net Change in Unrealized Appreciation (Depreciation) on Investments	141,098	(58,952)
Net Increase (Decrease) in Net Assets Resulting from Operations	147,522	(102,171)
Distributions
Institutional Class Shares	(4,692)	(8,345)
Investor Class Shares	(864)	(438)
Total Distributions	(5,556)	(8,783)
Capital Share Transactions:
Institutional Class Shares:
Issued	53,578	66,732
Reinvestment of Dividends and Distributions	4,466	7,978
Redeemed	(37,553)	(158,019)
Net Increase (Decrease) from Institutional Class Shares Transactions	20,491	(83,309)
Investor Class Shares:
Issued	65,692	52,369
Reinvestment of Dividends and Distributions	864	438
Redeemed	(51,034)	(35,899)
Net Increase from Investor Class Shares Transactions	15,522	16,908
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	36,013	(66,401)
Total Increase (Decrease) in Net Assets	177,979	(177,355)
Net Assets:
Beginning of Period	234,246	411,601
End of Year/Period	$412,225	$234,246

Shares Transactions:
Institutional Class:
Issued	3,673	6,331
Reinvestment of Dividends and Distributions	342	565
Redeemed	(2,592)	(16,150)
Total Institutional Class Share Transactions	1,423	(9,254)
Investor Class:
Issued	4,467	4,892
Reinvestment of Dividends and Distributions	66	31
Redeemed	(3,411)	(3,634)
Total Investor Class Share Transactions	1,122	1,289
Net Increase (Decrease) in Shares Outstanding	2,543	(7,965)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2021 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Small Cap Value Fund
Institutional Class Shares

2021*	$10.48	$0.12	$6.20	$6.32	$(0.24)	$–	$(0.24)	$16.56	60.90%	$343,074	0.83%	0.83%	1.68%	8%

2020	13.57	0.20	(3.00)	(2.80)	(0.29)	–	(0.29)	10.48	(21.19)	202,199	0.83	0.83	1.73	23

2019	14.36	0.28	(0.23)	0.05	(0.16)	(0.68)	(0.84)	13.57	1.20	387,498	0.81	0.81	2.08	31

2018	15.95	0.22	(1.07)	(0.85)	(0.18)	(0.56)	(0.74)	14.36	(5.69)	366,379	0.81	0.81	1.39	31

2017	13.30	0.17	2.84	3.01	(0.18)	(0.18)	(0.36)	15.95	22.71	331,510	0.83	0.83	1.09	23

2016	12.90	0.22	0.62	0.84	(0.21)	(0.23)	(0.44)	13.30	6.81	184,260	0.85	0.88	1.74	23

Investor Class Shares

2021*	$10.43	$0.10	$6.18	$6.28	$(0.22)	$–	$(0.22)	$16.49	60.81%	$69,151	1.08%	1.08%	1.45%	8%

2020	13.51	0.16	(2.99)	(2.83)	(0.25)	–	(0.25)	10.43	(21.40)	32,047	1.09	1.09	1.49	23

2019	14.28	0.24	(0.22)	0.02	(0.11)	(0.68)	(0.79)	13.51	0.90	24,103	1.06	1.06	1.80	31

2018	15.87	0.17	(1.05)	(0.88)	(0.15)	(0.56)	(0.71)	14.28	(5.89)	25,981	1.06	1.06	1.08	31

2017	13.26	0.12	2.84	2.96	(0.17)	(0.18)	(0.35)	15.87	22.38	18,247	1.08	1.08	0.78	23

2016	12.87	0.19	0.61	0.80	(0.18)	(0.23)	(0.41)	13.26	6.49	6,207	1.10	1.13	1.48	23

*	For the six-month period ended April 30, 2021. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2021	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2021, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose

Notes to Financial Statements

April 30, 2021	(Unaudited)

fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income

— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2021, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$2,529	$2,529	$-	$-

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating

Notes to Financial Statements

April 30, 2021	(Unaudited)

expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2021, the Fund paid $93,894 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is

0.25% annually of the average daily net assets. For the period ended April 30, 2021, the Fund incurred $67,504 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2021 the Fund earned $30 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2022.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2021, were as follows (000):

Purchases
Other	$62,206
Sales
Other	$24,936

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and investments in PFICs. There are no permanent differences that are credited or charged to

Notes to Financial Statements

April 30, 2021	(Unaudited)

Paid-in Capital and Distributable Earnings as of October 31, 2020.

The tax character of dividends and distributions paid during the years ended October 31, 2020 and 2019 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2020	$8,783	$—	$8,783
2019	8,398	13,154	21,552

As of October 31, 2020, the components of distributable loss on a tax basis were as follows (000):

Undistributed Ordinary Income	$5,555
Capital Loss Carryforward	(50,782)
Unrealized Depreciation	(72,778)

Total Accumulated Losses	$(118,005)

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As of October 31, 2020, the Fund has short-term and long-term capital loss carryforwards of $10,364 (000) and $40,418 (000), respectively. During the year ended October 31, 2020, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2021, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$343,943	$94,574	$(25,694)	$68,880

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-Capitalization Risk — Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At April 30, 2021, 60% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2021, 97% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements

April 30, 2021	(Unaudited)

10.	Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

          Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,609.00	0.83%	$5.30
Investor Class Shares	1,000.00	1,608.10	1.08	6.98

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.73	0.83%	$4.11
Investor Class Shares	1,000.00	1,019.44	1.08	5.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

          Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on February 24, 2021 to decide whether to renew the Agreement for an additional one-year term (the “February Meeting”). The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

          Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-006-0900

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer, Controller, and CFO

Date: July 9, 2021